Amortization Expense Related to Finite Lived Intangible Assets (Detail)	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 5,300
2027	3,500
2028	2,600
2029	2,600
2030	$ 2,600